Application of new and revised IFRS as issued by the IASB - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Application of new and revised IFRS as issued by the IASB
Right-of-use asset		$ 5,899
Lease liabilities	$ 4,220	$ 5,899	$ 0
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	2.45%